Consolidated Statements of Cash Flows (Parenthetical) (Teekay Offshore [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
ALP Maritime Services B.V [Member]
Cash acquired	$ 294
Logitel Offshore Holdings [Member]
Cash acquired	$ 8,089